Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Computer equipment	3 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Schedule of Disaggregated Information of Revenue	Disaggregated information of revenue by major sources are as follows:
	For the Six Months Ended September 30, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$128,581	$2,010	$130,591
exchanges in United States	22,871	9,912	32,783

Due diligence service fees	39,698	-	39,698

Handling income on
custodian services	13,463	-	13,463
dividend collection	31,017	-	31,017

Introducing and referral income	329,534	-	329,534

Underwriting and placement income related to
equity securities	82,251	-	82,251

Revenue from contracts with customers recognized over time
Investment management fee income	7,826	-	7,826

Revenue from other sources
Interest income and others (note)	35,157	2,019	37,176
	$690,398	$13,941	$704,339
	For the Six Months Ended September 30, 2023
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$155,579	$302	$155,881
exchanges in United States	2,630	878	3,508

Handling income on
custodian services	36,714	2,056	38,770
dividend collection	6,802	1	6,803

Introducing and referral income	159,129	-	159,129

Underwriting and placement income related to
equity securities	39,765	-	39,765

Revenue from contracts with customers recognized over time
Advisory fees	321,558	-	321,558

Revenue from other sources
Interest income and others (note)	24,141	1,071	25,212
	$746,318	$4,308	$750,626

	For the Six Months Ended September 30, 2022
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$73,673	$10,752	$84,425
exchanges in United States	247,480	60,435	307,915
other exchanges	29,986	-	29,986

Handling income on
custodian services	13,413	-	13,413
dividend collection	4,710	-	4,710

Introducing and referral income	224,865	-	224,865

Underwriting and placement income related to
equity securities	96,340	-	96,340
bonds and others	318,317	-	318,317

Revenue from contracts with customers recognized over time
Investment management fee income	18,658	2,088	20,746

Revenue from other sources
Interest income and others (note)	73,643	5,742	79,385
	$1,101,085	$79,017	$1,180,102

Schedule of Interest Income and Others	Interest income and others recognized for the six months ended September 30, 2024, 2023 and 2022 were broken down as below.
	For the Six Months Ended September 30,
	2024	2023	2022
Interests on bank deposits	$828	$135	$5
Interests on customers’ overdue	32,996	20,770	29,957
Government subsidies	-	-	47,660
Sundry income	3,352	4,307	1,763
	$37,176	$25,212	$79,385

Schedule of Exchange Rates Used in Preparing Financial Statements	The following table outlines the exchange rates that are used in preparing these unaudited condensed consolidated financial statements:
	As of
	September 30,	March 31,
	2024	2024
Period-end spot rate	7.7698	7.8259
	For the Six Months Ended September 30,
	2024	2023	2022
Average rate	7.8089	7.8329	7.8472